Change in Accounting Principle	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Change in Accounting Principle	Change in Accounting Principle
In the first quarter of 2019, we voluntarily changed our method of accounting for oil and natural gas exploration and development activities from the full cost method to the successful efforts method. Accordingly, financial information for prior periods presented herein has been recast to reflect retrospective application of the successful efforts method. In general, under the successful efforts method, exploration costs such as exploratory dry holes, exploratory geophysical and geological costs, delay rentals, unproved leasehold impairments and exploration overhead are charged against earnings as incurred, versus being capitalized under the full cost method of accounting. The successful efforts method also provides for the assessment of potential property impairments by comparing the net carrying value of oil and natural gas properties to associated projected undiscounted pre-tax future net cash flows. If the expected undiscounted pre-tax future net cash flows are lower than the unamortized capitalized costs, the capitalized costs are reduced to fair value. Under the full cost method of accounting, a write-down would be required if the net carrying value of oil and natural gas properties exceeds a full cost ceiling using an unweighted arithmetic average of commodity prices in effect on the first day of each of the previous 12 months. In addition, gains or losses, if applicable, are generally recognized on the disposition of oil and natural gas property and equipment under the successful efforts method, as opposed to an adjustment to the net carrying value of the assets remaining under the full cost method. Our consolidated financial statements have been recast to reflect these differences.
The following tables present the effects of the change to the successful efforts method of accounting in the consolidated balance sheets:

	December 31, 2019
CONSOLIDATED BALANCE SHEETS	Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Proved oil and natural gas properties ($488 and $755 attributable to our VIE)	$75,148	$(44,383)	$30,765
Unproved properties	$3,203	$(1,030)	$2,173
Total Property and Equipment, at Cost	$80,161	$(45,413)	$34,748
Less: accumulated depreciation, depletion and amortization (($468) and ($713) attributable to our VIE)	$(66,626)	$46,624	$(20,002)
Total Property and Equipment, Net	$13,545	$1,211	$14,756
Total Assets	$14,982	$1,211	$16,193
Other current liabilities	$1,377	$55	$1,432
Total Current Liabilities	$2,337	$55	$2,392
Other long-term liabilities	$116	$9	$125
Total Long-Term Liabilities	$9,391	$9	$9,400
Accumulated deficit	$(15,451)	$1,231	$(14,220)
Total Chesapeake Stockholders’ Equity	$3,133	$1,231	$4,364
Noncontrolling interests	$121	$(84)	$37
Total Equity	$3,254	$1,147	$4,401
Total Liabilities and Equity	$14,982	$1,211	$16,193

	December 31, 2018
CONSOLIDATED BALANCE SHEETS	As Reported Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Proved oil and natural gas properties ($488 and $755 attributable to our VIE)	$69,642	$(44,235)	$25,407
Unproved properties	$2,337	$(776)	$1,561
Total Property and Equipment, at Cost	$73,700	$(45,011)	$28,689
Less: accumulated depreciation, depletion and amortization (($461) and ($707) attributable to our VIE)	$(64,685)	$46,799	$(17,886)
Total Property and Equipment, Net	$9,030	$1,788	$10,818
Total Assets	$10,947	$1,788	$12,735
Other current liabilities	$1,540	$59	$1,599
Total Current Liabilities	$2,828	$59	$2,887
Other long-term liabilities	$156	$63	$219
Total Long-Term Liabilities	$7,652	$63	$7,715
Accumulated deficit	$(15,660)	$1,748	$(13,912)
Total Chesapeake Stockholders’ Equity	$344	$1,748	$2,092
Noncontrolling interests	$123	$(82)	$41
Total Equity	$467	$1,666	$2,133
Total Liabilities and Equity	$10,947	$1,788	$12,735
The following tables present the effects of the change to the successful efforts method of accounting in the consolidated statements of operations:

	Year Ended December 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS	Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Other revenues	$—	$63	$63
Gain on sale of assets	$—	$43	$43
Total revenues	$8,489	$106	$8,595
Exploration expense	$—	$84	$84
General and administrative	$258	$57	$315
Depreciation, depletion and amortization	$1,616	$648	$2,264
Gain on sale of oil and natural gas properties	$(15)	$15	$—
Impairments	$344	$(333)	$11
Other operating expense	$94	$(2)	$92
Total operating expenses	$8,157	$469	$8,626
Income (loss) from operations	$332	$(363)	$(31)
Interest expense	$(487)	$(164)	$(651)
Other income	$31	$8	$39
Total other expense	$(452)	$(156)	$(608)
Loss before income taxes	$(120)	$(519)	$(639)
Net income (loss)	$211	$(519)	$(308)
Net income attributable to noncontrolling interest	$(2)	$2	$—
Net income (loss) attributable to Chesapeake	$209	$(517)	$(308)
Net income (loss) available to common stockholders	$101	$(517)	$(416)
Earnings (loss) per common share basic(a)	$12.13	$(62.10)	$(49.97)
Earnings (loss) per common share diluted(a)	$12.13	$(62.10)	$(49.97)

	Year Ended December 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS	As Reported Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Other revenues	$—	$63	$63
Loss on sale of assets	$—	$(264)	$(264)
Total revenues	$10,231	$(201)	$10,030
Exploration expense	$—	$162	$162
General and administrative	$280	$55	$335
Depreciation, depletion and amortization	$1,145	$592	$1,737
Loss on sale of oil and natural gas properties	$578	$(578)	$—
Impairments	$53	$78	$131
Other operating expenses	$10	$(10)	$—
Total operating expenses	$9,349	$299	$9,648
Income from operations	$882	$(500)	$382
Interest expense	$(487)	$(146)	$(633)
Other income	$70	$(3)	$67
Total other expense	$(15)	$(149)	$(164)
Income before income taxes	$867	$(649)	$218
Net income	$877	$(649)	$228
Net income attributable to noncontrolling interest	$(4)	$2	$(2)
Net income attributable to Chesapeake	$873	$(647)	$226
Earnings allocated to participating securities	$(6)	$5	$(1)
Net income available to common stockholders	$775	$(642)	$133
Earnings per common share basic(a)	$170.48	$(141.22)	$29.26
Earnings per common share diluted(a)	$170.48	$(141.22)	$29.26

	Year Ended December 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS	As Reported Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Other revenues	$—	$67	$67
Gain on sales of assets	$—	$476	$476
Total revenues	$9,496	$543	$10,039
Exploration expense	$—	$235	$235
General and administrative	$262	$71	$333
Depreciation, depletion and amortization	$995	$702	$1,697
Impairments	$5	$809	$814
Other operating expenses	$413	$3	$416
Total operating expenses	$8,357	$1,820	$10,177
Income (loss) from operations	$1,139	$(1,277)	$(138)
Interest expense	$(426)	$(175)	$(601)
Other income	$9	$(3)	$6
Total other expense	$(184)	$(178)	$(362)
Income (loss) before income taxes	$955	$(1,455)	$(500)
Net income (loss)	$953	$(1,455)	$(502)
Net income attributable to noncontrolling interest	$(4)	$1	$(3)
Net income (loss) attributable to Chesapeake	$949	$(1,454)	$(505)
Earnings allocated to participating securities	$(10)	$10	$—
Net income (loss) available to common stockholders	$813	$(1,444)	$(631)
Earnings (loss) per common share basic(a)	$179.51	$(318.83)	$(139.32)
Earnings (loss) per common share diluted(a)	$179.43	$(318.75)	$(139.32)
____________________________________________
(a)    All per share information has been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.
The following tables present the effects of the change to the successful efforts method of accounting in the consolidated statements of comprehensive income:

	Year Ended December 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Net income (loss)	$211	$(519)	$(308)
Comprehensive income (loss)	$246	$(519)	$(273)
Comprehensive income attributable to noncontrolling interests	$(2)	$2	$—
Comprehensive income (loss) attributable to Chesapeake	$244	$(517)	$(273)

	Year Ended December 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	As Reported Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Net income	$877	$(649)	$228
Comprehensive income	$911	$(649)	$262
Comprehensive income attributable to noncontrolling interests	$(4)	$2	$(2)
Comprehensive income attributable to Chesapeake	$907	$(647)	$260

	Year Ended December 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	As Reported Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Net income (loss)	$953	$(1,455)	$(502)
Comprehensive income (loss)	$992	$(1,455)	$(463)
Comprehensive income attributable to noncontrolling interests	$(4)	$1	$(3)
Comprehensive income (loss) attributable to Chesapeake	$988	$(1,454)	$(466)
The following tables present the effects of the change to the successful efforts method of accounting in the consolidated statements of cash flows:

	Year Ended December 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS	Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Net income (loss)	$211	$(519)	$(308)
Depreciation, depletion and amortization	$1,616	$648	$2,264
Gain on sale of oil and gas properties	$(15)	$15	$—
Gain on sales of assets	$—	$(43)	$(43)
Impairments	$344	$(333)	$11
Exploratory dry hole expense and leasehold impairments	$—	$49	$49
Other	$(2)	$(2)	$(4)
(Decrease) increase in accounts payable, accrued liabilities and other	$(567)	$(63)	$(630)
Net cash provided by operating activities	$1,871	$(248)	$1,623
Drilling and completion costs	$(2,260)	$80	$(2,180)
Acquisition of proved and unproved properties	$(203)	$168	$(35)
Net cash used by investing activities	$(2,728)	$248	$(2,480)

	Year Ended December 31, 2018
CONSOLIDATED STATEMENTS OF CASH FLOWS	As Reported Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Net income	$877	$(649)	$228
Depreciation, depletion and amortization	$1,145	$592	$1,737
Loss on sale of oil and gas properties	$578	$(578)	$—
Losses on sales of assets	$—	$264	$264
Impairments	$53	$78	$131
Exploratory dry hole expense and leasehold impairments	$—	$96	$96
Other	$(108)	$(10)	$(118)
Increase in accounts payable, accrued liabilities and other	$138	$(63)	$75
Net cash provided by operating activities	$2,000	$(270)	$1,730
Drilling and completion costs	$(1,958)	$110	$(1,848)
Acquisition of proved and unproved properties	$(288)	$160	$(128)
Net cash provided by investing activities	$185	$270	$455

	Year Ended December 31, 2017
CONSOLIDATED STATEMENTS OF CASH FLOWS	As Reported Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Net income (loss)	$953	$(1,455)	$(502)
Depreciation, depletion and amortization	$995	$702	$1,697
Gains on sales of assets	$—	$(476)	$(476)
Impairments	$5	$809	$814
Exploratory dry hole expense and leasehold impairments	$—	$214	$214
Other	$(135)	$3	$(132)
Decrease in accounts payable, accrued liabilities and other	$(308)	$(67)	$(375)
Net cash provided by operating activities	$745	$(270)	$475
Drilling and completion costs	$(2,186)	$73	$(2,113)
Acquisition of proved and unproved properties	$(285)	$197	$(88)
Net cash used in investing activities	$(1,188)	$270	$(918)
The following tables present the effects of the change to the successful efforts method of accounting in the consolidated statements of stockholders’ equity:

	Year Ended December 31, 2019
CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY	Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Accumulated deficit, beginning of period	$(15,660)	$1,748	$(13,912)
Net income (loss) attributable to Chesapeake	$209	$(517)	$(308)
Accumulated deficit, end of period	$(15,451)	$1,231	$(14,220)
Total Chesapeake stockholders’ equity	$3,133	$1,231	$4,364
Noncontrolling interests, beginning of period	$123	$(82)	$41
Net income attributable to noncontrolling interests	$2	$(2)	$—
Noncontrolling interests, end of period	$121	$(84)	$37
Total equity	$3,254	$1,147	$4,401

	Year Ended December 31, 2018
CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY	As Reported Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Accumulated deficit, beginning of period	$(16,525)	$2,395	$(14,130)
Net income attributable to Chesapeake	$873	$(647)	$226
Accumulated deficit, end of period	$(15,660)	$1,748	$(13,912)
Total Chesapeake stockholders’ equity	$344	$1,748	$2,092
Noncontrolling interests, beginning of period	$124	$(80)	$44
Net income attributable to noncontrolling interests	$4	$(2)	$2
Noncontrolling interests, end of period	$123	$(82)	$41
Total equity	$467	$1,666	$2,133

	Year Ended December 31, 2017
CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY	As Reported Under Full Cost	Adjustment	As Reported Under Successful Efforts
	($ in millions except per share data)
Accumulated deficit, beginning of period	$(17,474)	$3,849	$(13,625)
Net income (loss) attributable to Chesapeake	$949	$(1,454)	$(505)
Accumulated deficit, end of period	$(16,525)	$2,395	$(14,130)
Total Chesapeake stockholders’ equity (deficit)	$(496)	$2,395	$1,899
Noncontrolling interests, beginning of period	$128	$(79)	$49
Net income attributable to noncontrolling interests	$4	$(1)	$3
Noncontrolling interests, end of period	$124	$(80)	$44
Total equity (deficit)	$(372)	$2,315	$1,943